INVENTORIES - Provision for obsolescence (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provision for obsolescence
Inventory recognized as expense	Rp 584	Rp 797	Rp 747
Inventories pledged as security for liabilities	0	0
Modules and components	0	96
Modules and components, insured amount	Rp 0	Rp 94